CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Income Statement [Abstract]
Net sales	$ 17,097	$ 17,336	$ 17,357
Cost of sales	14,803	14,926	14,957
Gross profit	2,294	2,410	2,400
Selling and administrative expenses	2,445	2,222	2,320
Goodwill and intangible asset impairment charges	6	92	110
Operating earnings (loss)	(157)	96	(30)
Interest
Interest expense	272	251	235
Interest (income)	(3)	(4)	(5)
Interest expense, net	269	247	230
Loss from continuing operations before income taxes	(426)	(151)	(260)
Income tax benefit	(163)	(41)	(60)
Net loss from continuing operations	(263)	(110)	(200)
Loss from discontinued operations, net of tax	(1,203)	(930)	(1,310)
Net loss	$ (1,466)	$ (1,040)	$ (1,510)
Basic and diluted net loss per share
Continuing operations	$ (1.24)	$ (0.52)	$ (0.94)
Discontinued operations	$ (5.67)	$ (4.39)	$ (6.19)
Net loss per share	$ (6.91)	$ (4.91)	$ (7.13)
Weighted average number of shares outstanding
Basic	212	212	212
Diluted	212	212	212